UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charlemagne Capital Limited

Address:   St. Mary's Court
           20 Hill Street
           Douglas
           Isle of Man
           IM1 1EU
           British Isles

13F File Number: 028-11574

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Anderson Whamond
Title:  Managing Director
Phone:  +44 1624 640200


Signature, Place and Date of Signing:

/s/ Anderson Whamond              British Isles             November 12, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  32
                                         --

Form 13F Information Table Value Total:  $331,192
                                          -------

                                        (thousands)


List of Other Included Managers:

No. Form 13F File Number Name

1. 28-11145 Charlemagne Capital (IOM) Limited

                           FORM 13F INFORMATION TABLE


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
COLUMN 1                        COLUMN  2        COLUMN 3     COLUMN 4      COLUMN 5       COLUMN 6   COLUMN 7     COLUMN 8

                                TITLE                         VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS         CUSIP       (X$1000)   PRN AMT   PRN CALL DISCRETION  MANAGERS  SOLE    SHARED NONE
AMERICA MOVIL SAB DE CV         SPON ADR L SHS   02364W 10 5   39,804     858,669   SH     DEFINED        1       858,669
BANCO SANTANDER CHILE NEW       SP ADR REP COM   05965X 10 9    1,648      37,900   SH     DEFINED        1        37,900
BARCLAYS BK PLC                 IPMS INDIA ETN   06739F 29 1    2,382      52,705   SH     DEFINED        1        52,705
CEMEX SAB DE CV                 SPON ADR NEW     151290 88 9    2,558     148,500   SH     DEFINED        1       148,500
CHINA LIFE INS CO LTD           SPON ADR REP H   16939P 10 6      189       3,400   SH     DEFINED        1         3,400
CHINA MOBILE LIMITED            SPONSORED ADR    16941M 10 9    7,175     143,109   SH     DEFINED        1       143,109
CHUNGHWA TELECOM CO LTD         SPON ADR NEW     17133Q 30 4      398      16,900   SH     DEFINED        1        16,900
COMPANHIA DE BEBIDAS DAS AME    SPON ADR PFD     20441W 20 3      367       6,732   SH     DEFINED        1         6,732
COMPANHIA SIDERURGICA NACION    SPONSORED ADR    20440W 10 5      357      16,885   SH     DEFINED        1        16,885
COMPANHIA VALE DO RIO DOCE      SPON ADR PFD     204412 10 0   40,980   2,390,214   SH     DEFINED        1     2,390,214
ENERSIS S A                     SPONSORED ADR    29274F 10 4    2,626     161,163   SH     DEFINED        1       161,163
FOMENTO ECONOMICO MEXICANO S    SPON ADR UNITS   344419 10 6    4,283     113,076   SH     DEFINED        1       113,076
GPO AEROPORTUARIO DEL PAC SA    SPON ADR B       400506 10 1    1,325      52,000   SH     DEFINED        1        52,000
GRUPO TELEVISA SA DE CV         SP ADR REP ORD   40049J 20 6    2,661     121,720   SH     DEFINED        1       121,720
ICICI BK LTD                    ADR              45104G 10 4      357      15,031   SH     DEFINED        1        15,031
ISHARES INC                     MSCI TAIWAN      464286 73 1    8,680     802,976   SH     DEFINED        1       802,976
ISHARES TR                      MSCI EMERG MKT   464287 23 4    7,510     220,211   SH     DEFINED        1       220,211
MECHEL OAO                      SPONSORED ADR    583840 10 3    7,153     403,073   SH     SOLE          NONE     403,073
MECHEL OAO                      SPONSORED ADR    583840 10 3   21,877   1,232,882   SH     DEFINED        1     1,232,882
MOBILE TELESYSTEMS OJSC         SPONSORED ADR    607409 10 9   10,645     191,950   SH     SOLE          NONE     191,950
MOBILE TELESYSTEMS OJSC         SPONSORED ADR    607409 10 9   29,380     529,800   SH     DEFINED        1       529,800
NICE SYS LTD                    SPONSORED ADR    653656 10 8    2,048      75,200   SH     DEFINED        1        75,200
OPEN JT STK CO-VIMPEL COMMUN    SPONSORED ADR    68370R 10 9   13,485     668,723   SH     SOLE          NONE     668,723
OPEN JT STK CO-VIMPEL COMMUN    SPONSORED ADR    68370R 10 9   43,807   2,172,420   SH     DEFINED        1     2,172,420
PETROCHINA ADR                  SPONSORED ADR    71646E 10 0    8,255      80,200   SH     DEFINED        1        80,200
PETROLEO BRASILEIRO SA PETRO    SP ADR NON VTG   71654V 10 1   58,847   1,604,112   SH     DEFINED        1     1,604,112
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR    71654V 40 8    1,122      25,641   SH     DEFINED        1        25,641
SHINHAN FINANCIAL GROUP CO L    SPN ADR RESTRD   824596 10 0       77       1,083   SH     DEFINED        1         1,083
SILICONWARE PRECISION INDS L    SPONSD ADR SPL   827084 86 4      774     134,400   SH     DEFINED        1       134,400
TAIWAN SEMICONDUCTOR MFG LTD    SPONSORED ADR    874039 10 0    1,285     137,780   SH     DEFINED        1       137,780
TEVA PHARMACEUTICAL INDS LTD    ADR              881624 20 9    4,935     107,774   SH     DEFINED        1       107,774
TURKCELL ILETISIM HIZMETLERI    SPON ADR NEW     900111 20 4    4,202     280,200   SH     DEFINED        1       280,200
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